Intangible assets - Assumptions (Details) - GBP (£) £ in Billions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure of information for cash-generating units
ECL Loss rate	154.28%		19.88%
Commercial Banking
Disclosure of information for cash-generating units
Goodwill	£ 2.6	£ 2.6
ECL Loss rate	0.36%	0.29%
C:I ratio	58.70%	53.80%
Long-term effective tax rate	27.00%	25.00%
Capital requirements CET1 ratio	11.50%	12.00%
Terminal growth rate	1.60%	1.60%
Pre-tax discount rate	13.70%	13.40%
Recoverable amount exceeded carrying value	£ 1.6	£ 4.1